Fair value - Schedule of Fair Value of Major Classes of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Available for sale investments	$ 0	$ 0	$ 1,954
Investments in equity	82,050	57,948	46,804
Liabilities:
Investments in equity securities recorded at cost	2,500	3,500	0
Fair Value, Recurring
Assets:
Available for sale investments			1,954
Investments in equity	79,550	54,448	46,804
Total assets	79,550	54,448	48,758
Liabilities:
Total Liabilities			2,411
Fair Value, Recurring | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative financial instruments			2,411
Level 1 | Fair Value, Recurring
Assets:
Available for sale investments			1,954
Investments in equity	0	0	0
Total assets	0	0	1,954
Liabilities:
Total Liabilities			0
Level 1 | Fair Value, Recurring | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative financial instruments			0
Level 2 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative financial instruments			2,411
Level 2 | Fair Value, Recurring
Assets:
Available for sale investments			0
Investments in equity	0	0	0
Total assets	0	0	0
Liabilities:
Total Liabilities			2,411
Level 3 | Fair Value, Recurring
Assets:
Available for sale investments			0
Investments in equity	0	0	0
Total assets	0	0	0
Liabilities:
Total Liabilities			0
Level 3 | Fair Value, Recurring | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative financial instruments			0
Investments Measured at Net Asset Value | Fair Value, Recurring
Assets:
Available for sale investments			0
Investments in equity	79,550	54,448	46,804
Total assets	$ 79,550	$ 54,448	46,804
Liabilities:
Total Liabilities			0
Investments Measured at Net Asset Value | Fair Value, Recurring | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative financial instruments			$ 0